IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Positive trading days	94.00%
Percentage of P&C deposits in total funding	70.00%	70.00%
GMR, threshold days, out of every one hunderd days	1 day
GMR, threshold period	100 days
GMR, holding period	1 day
IDSR, threshold days, out of every one hundred days	1 day
IDSR, threshold period	100 days
IDSR, holding period	10 days
Number of trading losses in period	4 days
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (2,573)	$ (2,489)	$ (2,136)
Increase (decrease) to economic value of shareholders equity from prior period	84
NII Sensitivity	597	720	969
Increase (decrease) to net interest income from last period	(123)
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	2,056	1,914	1,722
Increase (decrease) to economic value of shareholders equity from prior period	142
NII Sensitivity	(789)	$ (983)	$ (1,152)
Increase (decrease) to net interest income from last period	$ (194)